DUE FROM CLEARING BROKER AND CLEARING DEPOSIT (Tables)	12 Months Ended
Dec. 31, 2024
DUE FROM CLEARING BROKER AND CLEARING DEPOSIT
Schedule for due from clearing broker and clearing deposit	As of December 31, 2024 and 2023, clearing deposits, which are included in other assets on the consolidated statements of financial condition and receivables due from clearing brokers were as follows (in thousands):

	2024		2023
		Due from		Due from
	Clearing	Clearing	Clearing	Clearing
Entity	Deposit	Broker	Deposit	Broker
PKSI	$543	$430	$519	$373
CLS	230	147	180	214
WEG	175	296	175	44
Total	$948	$873	$874	$631